29. Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Revenue [Line Items]
Revenue ratio	100.00%	100.00%	100.00%
Net revenue	R$ 13,864,704	R$ 11,411,354	R$ 10,329,034
International [Member]
Disclosure of Revenue [Line Items]
Revenue ratio	13.70%	14.70%	14.80%
Net revenue	R$ 1,899,523	R$ 1,681,856	R$ 1,531,032
Domestic [Member]
Disclosure of Revenue [Line Items]
Revenue ratio	86.30%	85.30%	85.20%
Net revenue	R$ 11,965,181	R$ 9,729,498	R$ 8,798,002